Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(1)    Summary of Significant Accounting Policies
Hawthorn Bancshares, Inc. (the Company) through its subsidiary, Hawthorn Bank (the Bank), provides a broad range of banking services to individual and corporate customers located within the communities in and surrounding Jefferson City, Columbia, Clinton, Warsaw, Springfield, Branson, and the greater Kansas City metropolitan area. The Company is subject to competition from other financial and nonfinancial institutions providing financial products. Additionally, the Company and its subsidiaries are subject to the regulations of certain regulatory agencies and undergo periodic examinations by those regulatory agencies.
The accompanying consolidated financial statements of the Company have been prepared in conformity with U.S. generally accepted accounting principles (U.S. GAAP). The preparation of the consolidated financial statements includes all adjustments that, in the opinion of management, are necessary in order to make those statements not misleading. Management is required to make estimates and assumptions, including the determination of the allowance for loan losses, real estate acquired in connection with foreclosure or in satisfaction of loans, and fair values of investment securities available-for-sale that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company’s management has evaluated and did not identify any subsequent events or transactions requiring recognition or disclosure in the consolidated financial statements.
The significant accounting policies used by the Company in the preparation of the consolidated financial statements are summarized below:
Principles of Consolidation
In December of 2008 and March of 2010, the Company formed Hawthorn Real Estate, LLC, and Real Estate Holdings of Missouri, LLC, respectively (the Real Estate Companies); both are wholly owned subsidiaries of the Company. The consolidated financial statements include the accounts of the Company, Hawthorn Bank (the Bank), and the Real Estate Companies. All significant intercompany accounts and transactions have been eliminated in consolidation.
Loans
Loans that the Company has the intent and ability to hold for the foreseeable future or maturity are held for investment at their stated unpaid principal balance amount less unearned income and the allowance for loan losses. Income on loans is accrued on a simple-interest basis. Loan origination fees and certain direct costs are deferred and recognized over the life of the loan as an adjustment to yield.
Loans Held for Sale
The Bank originates certain loans, which are sold in the secondary market. These loans are classified as held for sale upon origination based on management’s intent to sell and are accounted for at the lower of adjusted cost or fair value. Adjusted cost reflects the funded loan amount and any loan origination costs and fees. In order to manage the risk associated with such activities, the Company upon locking in an interest rate with the borrower enters into an agreement to sell such loans in the secondary market. Loans held for sale are typically sold with servicing rights retained and without recourse except for normal and customary representation and warranty provisions. Mortgage loans held for sale were $162,000 at December 31, 2016 compared to $1.2 million loans held for sale at December 31, 2015.
Impaired Loans
A loan is considered impaired when it is probable the Company will be unable to collect all amounts due, both principal and interest, according to the contractual terms of the loan agreement. Included in impaired loans are all non-accrual loans and loans whose terms have been modified in a troubled debt restructuring. Impaired loans are individually evaluated for impairment based on fair values of the underlying collateral, obtained through independent appraisals or internal valuations for a collateral dependent loan or by discounting the total expected future cash flows.
Non-Accrual Loans
Loans are placed on nonaccrual status when management believes that the borrower’s financial condition, after consideration of business conditions and collection efforts, is such that collection of interest is doubtful. Loans that are contractually 90 days past due as to principal and/or interest payments are generally placed on non-accrual, unless they are both well-secured and in the process of collection. Subsequent interest payments received on such loans are applied to principal if doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis. A loan remains on nonaccrual status until the loan is current as to payment of both principal and interest and/or the borrower demonstrates the ability to pay and remain current.
Restructured Loans
A loan is accounted for as a troubled debt restructuring (TDR) if the Company, for economic or legal reasons related to the borrowers’ financial difficulties, grants a concession to the borrower that it would not otherwise consider. A TDR typically involves (1) modification of terms such as a reduction of the stated interest rate, loan principal, accrued interest, or an extended maturity date (2) a loan renewal at a stated interest rate lower than the current market rate for a new loan with similar risk, or (3) debt that was not reaffirmed in bankruptcy. Nonperforming TDRs are returned to performing status once the borrower demonstrates the ability to pay under the terms of the restructured note through a sustained period of repayment performance, which is generally six months. The Company includes all performing and non-performing TDRs in the impaired and non-performing asset totals. The Company measures the impairment loss of a TDR in the same manner as described below. TDRs which are performing under their contractual terms continue to accrue interest which is recognized in current earnings.
Allowance for Loan Losses
Management has identified the accounting policy related to the allowance for loan losses as critical to the understanding of the Company’s results of operations, since the application of this policy requires significant management assumptions and estimates that could result in materially different amounts to be reported if conditions or underlying circumstances were to change. The fair value of impaired loans deemed collateral dependent, for purposes of the measurement of the impairment loss, can be subject to changing market conditions, supply and demand, condition of the collateral and other factors over time. Such volatility can have an impact on the financial performance of the Company.
Loans, or portions of loans, are charged off to the extent deemed uncollectible or a loss is confirmed. When loans become 90 days past due, they are generally placed on nonaccrual status or charged off unless extenuating circumstances justify leaving the loan on accrual basis. When loans reach 120 days past due and there is little likelihood of repayment, the uncollectible portion of the loans are charged off. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. If management determines that it is probable that all amounts due on a loan will not be collected under the original terms of the loan agreement, the loan is considered to be impaired.
The specific reserve component applies to loans evaluated individually for impairment. The net carrying value of impaired loans is generally based on the fair values of collateral obtained through independent appraisals and/or internal evaluations, or by discounting the total expected future cash flows. Once the impairment amount is calculated, a specific reserve allocation is recorded.
The incurred loss component of the general reserve, or loans collectively evaluated for impairment, is determined by applying loss rates to pools of loans by asset type. Loans not individually evaluated are aggregated by risk characteristics and reserves are recorded using a consistent methodology that considers historical loan loss experience by loan type. Beginning in the first quarter of 2016, the Company began to lengthen its look-back period with the intent to increase such period from three to five years over the next two years. The Company believes that the five-year look-back period, which is consistent with the Company’s practices prior to the start of the economic recession in 2008, provides a representative historical loss period in the current economic environment. These historical loss rates for each risk group are used as the starting point to determine loss rates for measurement purposes. The historical loan loss rates are multiplied by loss emergence periods (LEP) which represent the estimated time period between a borrower first experiencing financial difficulty and the recognition of a loss.
Investment in Debt and Equity Securities
At the time of purchase, debt securities are classified into one of two categories: available-for-sale or held-to-maturity. Held-to-maturity securities are those securities which the Company has the positive intent and ability to hold until maturity. All debt securities not classified as held-to-maturity are classified as available-for-sale. The Company’s securities are classified as available-for-sale and are carried at fair value. Changes in fair value, excluding certain losses associated with other-than-temporary impairment, are reported in other comprehensive income, net of taxes, a component of stockholders’ equity. Securities are periodically evaluated for other-than-temporary impairment in accordance with guidance provided in the FASB ASC Topic 320, Investments – Debt and Equity Securities. For those securities with other-than-temporary impairment, the entire loss in fair value is required to be recognized in current earnings if the Company intends to sell the securities or believes it more likely than not that it will be required to sell the security before the anticipated recovery. If neither condition is met, but the Company does not expect to recover the amortized cost basis, the Company determines whether a credit loss has occurred, which is then recognized in current earnings. The amount of the total other-than-temporary impairment related to all other factors is recognized in other comprehensive income.
Premiums and discounts are amortized using the interest method over the lives of the respective securities, with consideration of historical and estimated prepayment rates for mortgage-backed securities, as an adjustment to yield. Dividend and interest income are recognized when earned. Realized gains and losses for securities classified as available-for-sale are included in earnings based on the specific identification method for determining the cost of securities sold.
Capital Stock of the Federal Home Loan Bank
The Bank, as a member of the Federal Home Loan Bank System administered by the Federal Housing Finance Agency, is required to maintain an investment in the capital stock of the Federal Home Loan Bank of Des Moines (FHLB) in an amount equal to 12 basis points of the Bank’s year-end total assets plus 4.00% of advances from the FHLB to the Bank. These investments are recorded at cost, which represents redemption value.
Premises and Equipment
Premises and equipment are stated at cost, less accumulated depreciation. Depreciation applicable to buildings and improve-ments and furniture and equipment is charged to expense using straight-line and accelerated methods over the estimated useful lives of the assets. Such lives are estimated to be 5 to 40 years for buildings and improvements and 3 to 15 years for furniture and equipment. Maintenance and repairs are charged to expense as incurred.
Mortgage Servicing Rights
The Company originates and sells residential mortgage loans in the secondary market and may retain the right to service the loans sold. Servicing involves the collection of payments from individual borrowers and the distribution of those payments to the investors or master servicer. Upon a sale of mortgage loans for which servicing rights are retained, the retained mortgage servicing rights asset is capitalized at the fair value of future net cash flows expected to be realized for performing servicing activities.
Mortgage servicing rights do not trade in an active market with readily observable prices. The Company determines the fair value of mortgage servicing rights by estimating the fair value of the future cash flows associated with the mortgage loans being serviced. Key economic assumptions used in measuring the fair value of mortgage servicing rights include, but are not limited to, prepayment speeds, discount rates, delinquencies, ancillary income, and cost to service. These assumptions are validated on a periodic basis. The fair value is validated on a quarterly basis with an independent third party valuation specialist firm.
In addition to the changes in fair value of the mortgage servicing rights, the Company also recorded loan servicing fee income as part of real estate servicing fees, net in the statement of income. Loan servicing fee income represents revenue earned for servicing mortgage loans. The servicing fees are based on contractual percentage of the outstanding principal balance and recognized as revenue as the related mortgage payments are collected. Corresponding loan servicing costs are changed to expense as incurred.
Other Real Estate Owned and Repossessed Assets
Other real estate owned and repossessed assets consist of loan collateral that has been repossessed through foreclosure. This collateral is comprised of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Other real estate owned assets are initially recorded as held for sale at the fair value of the collateral less estimated selling costs. Any adjustment is recorded as a charge-off against the allowance for loan losses. The Company relies on external appraisals and assessment of property values by internal staff. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgment based on experience and expertise of internal specialists. Subsequent to foreclosure, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. The write-downs are recorded as other real estate expense. The Company establishes a valuation allowance related to other real estate owned on an asset-by-asset basis. The valuation allowance is created during the holding period when the fair value less cost to sell is lower than the cost of the property.
Pension Plan
The Company provides a noncontributory defined benefit pension plan for all full-time employees. The benefits are based on age, years of service and the level of compensation during the employees highest ten years of compensation before retirement. Net periodic costs are recognized as employees render the services necessary to earn the retirement benefits. The Company records annual amounts relating to its pension plan based on calculations that incorporate various actuarial and other assumptions including discount rates, mortality, assumed rates of return, compensation increases, and turnover rates. The Company reviews its assumptions on an annual basis and may make modifications to the assumptions based on current rates and trends when it is appropriate to do so. The Company believes that the assumptions utilized in recording its obligations under its plan are reasonable based on its experience and market conditions.
The Company follows authoritative guidance included in the FASB ASC Topic 715, Compensation – Retirement Plans under the subtopic Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans. ASC Topic 715 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability in its consolidated balance sheet and to recognize changes in the funded status in the year in which the changes occur through comprehensive income. This guidance also requires an employer to measure the funded status of a plan as of the date of its fiscal year-end, with limited exceptions. Additional disclosures are required to provide users with an understanding of how investment allocation decisions are made, major categories of plan assets, and fair value measurement of plan assets as defined in ASC Topic 820, Fair Value Measurements and Disclosures.
Income Taxes
Income taxes are accounted for under the asset / liability method by recognizing the amount of taxes payable or refundable for the current period and deferred tax assets and liabilities for future tax consequences of events that have been recognized in the Company’s financial statements or tax returns. Judgment is required in addressing the Company’s future tax consequences of events that have been recognized in the consolidated financial statements or tax returns such as realization of the effects of temporary differences, net operating loss carry forwards and changes in tax laws or interpretations thereof. A valuation allowance is established when in the judgment of management, it is more likely than not that such deferred tax assets will not become realizable. In this case, the Company would adjust the recorded value of our deferred tax asset, which would result in a direct charge to income tax expense in the period that the determination was made. Likewise, the Company would reverse the valuation allowance when it is expected to realize the deferred tax asset. The Company has not recognized any tax liabilities or any interest or penalties in income tax expense related to uncertain tax positions as of December 31, 2016, 2015, and 2014.
Trust Department
Property held by the Bank in a fiduciary or agency capacity for customers is not included in the accompanying consolidated balance sheets, since such items are not assets of the Company. Trust department income is recognized on the accrual basis.
Consolidated Statements of Cash Flows
For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of short-term federal funds sold and securities sold or purchased under agreements to resell, interest earning deposits with banks, cash, and due from banks.
Stock-Based Compensation
The Company’s stock-based employee compensation plan is described in Note 12, Stock Compensation. In accordance with FASB ASC Topic 718, Compensation – Stock Compensation, the Company measures the cost of the stock-based compensation based on the grant-date fair value of the award, recognizing the cost over the requisite service period. The fair value of an award is estimated using the Black-Scholes option-pricing model. The expense recognized is based on an estimation of the number of awards for which the requisite service is expected to be rendered, and is included in salaries and employee benefits in the accompanying Consolidated Statements of Income. The standard also requires that excess tax benefits related to stock option exercises be reflected as financing cash inflows instead of operating cash inflows.
Treasury Stock
The purchase of the Company’s common stock is recorded at cost. Purchases of the stock are made both in the open market and through negotiated private purchases based on market prices. At the date of subsequent reissue, the treasury stock account is reduced by the cost associated with such stock on a first-in-first-out basis.
Reclassifications
Certain prior year information has been reclassified to conform to the current year presentation.
The following represents significant new accounting principles adopted in 2016:
ConsolidationThe FASB issued ASU No. 2015-02, Amendments to the Consolidation Analysis, in February 2015. The amendment substantially changes the way reporting entities are required to evaluate whether they should consolidate certain legal entities. All legal entities are subject to reevaluation under the new amendment. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities (VIEs) or voting interest entities, eliminate the presumption that a general partner should consolidate a limited partnership, and affect the consolidation analysis of reporting entities that are involved with VIEs. The amendments were effective for interim and annual periods beginning January 1, 2016. The adoption did not have a significant effect on the Company’s consolidated financial statements.
Intangible Assets The FASB issued ASU 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement, in April 2015. The amendments provide guidance to customers about whether a cloud computing arrangement includes a software license. Arrangements containing a license should be recorded as consistent with the acquisition of software licenses, whereas arrangements that do not include a software license should be recorded as consistent with the accounting for service contracts. These amendments were effective for interim and annual periods beginning January 1, 2016. The adoption did not have a significant effect on the Company’s consolidated financial statements.